Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
INCOME (LOSS)
Interest income	$ 478,400	$ 471,873	$ 950,350	$ 929,203
Unrealized gain on equity securities (Note 6)	287,994	303,152	1,218,770	339,084
Foreign currency gain (loss)	(22,641)	9,831	(32,379)	4,526
EXPENSES
Corporate general and administrative (Notes 3 and 9)	2,224,760	979,093	3,285,443	2,032,173
Legal and accounting	849,563	416,801	1,527,144	710,771
Enforcement of Arbitral Award (Note 3)	1,621,914	549,901	2,469,848	733,832
Write-down of assets held for sale (Note 7)		193,750		193,750
Exploration costs	6,868	7,748	13,642	18,182
Equipment holding costs		41,333		81,941
Total Expense	4,703,105	2,188,626	7,296,077	3,770,649
Net loss before income tax for the period	(3,959,352)	(1,403,770)	(5,159,336)	(2,497,836)
Income tax expense (Note 10)	(198,962)		(394,005)
Net loss and comprehensive loss for the period	(4,158,314)	(1,403,770)	(5,553,341)	(2,497,836)
Net loss per share, basic and diluted	$ (0.04)	$ (0.01)	$ (0.06)	$ (0.03)
Weighted average common shares outstanding, basic and diluted	100,760,265	99,547,710	100,161,741	99,547,710